Income Taxes - Components of Deferred Income Taxes Asset (Liability) (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Jan. 31, 2019
Deferred tax assets and liabilities [abstract]
Inventories	$ 39.9	$ 26.9
Investment tax credits receivable	(2.2)	(2.2)
Trade payables and accruals	12.0	9.9
Provisions	91.8	91.0
Other financial liabilities	17.0	15.9
Lease liabilities, Current	8.1
Deferred revenues	17.1	15.5
Other	4.0	4.3
Deferred tax assets (liabilities), Current	187.7	161.3
Property, plant and equipment	(46.2)	(47.0)
Intangible assets	(72.0)	(56.9)
Right-of-use assets	(56.1)
Provisions	22.6	15.5
Long-term debt	4.6	6.4
Lease liabilities, Non-current	54.7
Deferred revenues	32.0	31.0
Employee future benefit liabilities	62.0	45.4
Other non-current liabilities	2.2	1.9
Other	4.2	4.8
Deferred tax assets (liabilities), Non-current	8.0	1.1
Related to non-capital losses carried forward	1.3	10.3
Related to capital losses carried forward	29.7	29.3
Deferred tax assets (liabilities), Gross	226.7	202.0
Unrecognized tax benefits	(34.4)	(33.3)
Total	$ 192.3	$ 168.7